Consolidated balance sheets (Parenthetical)	Dec. 31, 2018 EUR (€) € / shares shares
Consolidated balance sheets
Allowance for doubtful accounts | €	€ 118,015,000
Nominal value (in dollars per share) | € / shares	€ 1
Shares authorized	384,822,972
Shares issued	307,878,652
Shares outstanding	306,878,701